CONSOLIDATED BALANCE SHEETS (TAT Technologies Ltd. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd. [Member]
CURRENT ASSETS:
Cash and cash equivalents	$ 26,232	$ 27,037
Short-term restricted deposits	954	5,076
Marketable securities at fair value	1,900	2,533
Trade accounts receivable, net	20,621	20,430
Other accounts receivable and prepaid expenses	5,747	8,101
Amounts due from related parties	818	144
Inventories, net	31,303	32,163
Total current assets	87,575	95,484
INVESTMENT AND OTHER NON CURRENT ASSETS:
Long-term restricted deposits	2,300
Investment in an affiliated company	5,020	4,449
Funds in respect of employee right upon retirement	2,859	2,910
Deferred income taxes	3,669	1,035
Total investment and other non current assets	13,848	8,394
PROPERTY, PLANT AND EQUIPMENT, NET	12,853	14,443
INTANGIBLE ASSETS, NET		1,950
GOODWILL, NET	1,042	1,156
Total long-term assets	27,743	25,943
Total assets	115,318	121,427
CURRENT LIABILITIES:
Short term bank loan and current maturities of long-term loans	4,916	9,379
Trade accounts payable	5,073	7,679
Amounts due to related parties	165	137
Other accounts payable and accrued expenses	6,670	7,827
Total current liabilities	16,824	25,022
NON CURRENT LIABILITIES:
Long-term loans, net of current maturities	4,420	859
Other long-term liabilities	86	109
Liability in respect of employee rights upon retirement	3,414	3,458
Deferred income taxes	1,413	868
Total long-term liabilities	9,333	5,294
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.9 par value - Authorized: 10,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 9,073,043 and 8,815,003 shares, respectively at December 31, 2011 and 2010.	2,790	2,790
Additional paid-in capital	64,402	64,439
Treasury shares at December 31, 2011 and 2010 - 258,040 shares	(2,018)	(2,018)
Accumulated other comprehensive loss	(1,036)	(414)
Retained earnings	22,232	23,262
Total shareholders' equity	86,370	88,059
Non controlling interest	2,791	3,052
Total equity	89,161	91,111
Total liabilities and equity	$ 115,318	$ 121,427